CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jul. 06, 2026	Jun. 19, 2026 $ / shares shares	Jun. 15, 2026 $ / shares	Mar. 31, 2026 $ / shares shares	Sep. 30, 2025 $ / shares shares	Aug. 01, 2025 $ / shares	Jul. 26, 2022 $ / shares shares
Ordinary shares, shares authorized (in shares)				800,000,000	800,000,000		200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 1
Ordinary shares, shares issued (in shares)				10,000
Ordinary shares, shares outstanding (in shares)				10,000
Subsequent Events
Reverse stock split, conversion ratio	0.02	0.02
Common Class A
Ordinary shares, shares authorized (in shares)				760,000,000	760,000,000		190,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0125	$ 0.0125	$ 0.00025	$ 0.00025
Ordinary shares, shares issued (in shares)				1,158,858	316,600
Ordinary shares, shares outstanding (in shares)				1,158,858	316,600
Common Class A | Subsequent Events
Ordinary shares, shares authorized (in shares)		760,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0125	$ 0.0125
Common Class B
Ordinary shares, shares authorized (in shares)				40,000,000	40,000,000		10,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.0125	$ 0.0125		$ 0.00025
Ordinary shares, shares issued (in shares)				40,000	40,000
Ordinary shares, shares outstanding (in shares)				40,000	40,000
Common Class B | Subsequent Events
Ordinary shares, shares authorized (in shares)		40,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0125